Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
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C000219699
Account Value [Line Items]
Accumulated Value	$ 12,945	$ 13,084	$ 13,060	$ 12,841	$ 12,462	$ 12,865	$ 12,682	$ 12,555	$ 12,554	$ 12,503	$ 12,354	$ 12,121	$ 11,920	$ 11,902	$ 11,606	$ 11,453	$ 11,423	$ 11,555	$ 11,417	$ 11,263	$ 11,502	$ 11,268	$ 11,555	$ 11,368	$ 11,180	$ 10,931	$ 10,799	$ 10,529	$ 10,844	$ 10,674	$ 10,627	$ 10,645	$ 10,222	$ 9,655	$ 9,850	$ 10,173	$ 10,309	$ 10,196	$ 10,053	$ 10,166	$ 10,092	$ 9,822	$ 10,109	$ 9,657	$ 9,869	$ 9,375	$ 9,301	$ 9,868	$ 10,215	$ 9,825	$ 10,192	$ 10,124	$ 10,684	$ 10,835	$ 11,026	$ 11,401	$ 11,262	$ 11,333	$ 11,153	$ 11,380	$ 11,306	$ 11,201	$ 11,094	$ 11,027	$ 10,853	$ 10,809	$ 10,835	$ 10,883	$ 10,717	$ 10,269	$ 10,374	$ 10,498	$ 10,350		$ 10,091
C000219700
Account Value [Line Items]
Accumulated Value	14,160	14,301	14,276	13,972	13,435	13,934	13,744	13,569	13,554	13,508	13,323	13,039	12,803	12,766	12,407	12,166	12,133	12,325	12,215	12,021	12,291	12,002	12,304	12,093	11,884	11,625	11,470	11,153	11,501	11,293	11,177	11,193	10,735	10,096	10,313	10,674	10,843	10,684	10,469	10,584	10,500	10,220	10,523	10,010	10,269	9,717	9,567	10,209	10,580	10,132	10,579	10,513	11,143	11,249	11,471	11,886	11,704	11,813	11,563	11,838	11,729	11,631	11,510	11,422	11,203	11,115	11,095	11,135	10,915	10,348	10,470	10,629	10,402		10,103
C000219701
Account Value [Line Items]
Accumulated Value	16,866	17,010	16,984	16,473	15,554	16,281	16,077	15,786	15,738	15,703	15,436	15,035	14,720	14,638	14,134	13,687	13,648	13,981	13,940	13,652	13,993	13,574	13,909	13,645	13,387	13,105	12,900	12,475	12,895	12,603	12,332	12,342	11,804	11,005	11,273	11,715	11,956	11,696	11,320	11,441	11,338	11,032	11,371	10,727	11,089	10,409	10,090	10,896	11,320	10,741	11,367	11,308	12,097	12,100	12,392	12,908	12,616	12,806	12,411	12,786	12,592	12,512	12,367	12,243	11,922	11,745	11,629	11,649	11,314	10,500	10,652	10,878	10,508		10,131
C000219702
Account Value [Line Items]
Accumulated Value	19,983	20,126	20,100	19,323	17,922	18,930	18,714	18,277	18,184	18,166	17,803	17,262	16,855	16,717	16,041	15,344	15,301	15,807	15,854	15,452	15,876	15,301	15,670	15,345	15,031	14,726	14,461	13,907	14,410	14,021	13,568	13,572	12,946	11,966	12,291	12,824	13,147	12,771	12,210	12,337	12,210	11,878	12,255	11,467	11,944	11,124	10,608	11,600	12,081	11,354	12,184	12,132	13,099	12,981	13,349	13,974	13,566	13,848	13,287	13,778	13,509	13,425	13,256	13,088	12,662	12,390	12,174	12,174	11,718	10,648	10,828	11,122	10,610		10,154
C000171896
Account Value [Line Items]
Accumulated Value	22,102	21,667	20,766	21,103	20,454	21,488	20,586	20,201	20,207	19,489	20,005	19,934	19,162	19,406	19,319	18,942	19,076	19,232	19,337	18,983	20,185	18,588	18,570	18,356	18,085	16,877	16,919	16,292	16,909	16,413	15,910	16,039	15,274	14,521	14,782	15,289	15,660	15,263	14,688	15,324	15,404	15,766	15,936	15,280	15,905	15,191	13,983	15,120	15,678	14,891	15,312	15,376	16,186	15,724	15,849	16,956	16,056	16,485	16,065	16,663	16,361	16,387	16,273	16,393	15,834	15,381	14,844	14,527	13,736	12,583	12,463	13,035	12,716	$ 12,317		$ 12,357	$ 11,908	$ 10,962	$ 13,633	$ 14,904		$ 14,984	$ 14,771	$ 14,511	$ 14,360	$ 14,236	$ 14,245	$ 13,931	$ 13,340	$ 13,731	$ 13,411	$ 13,323	$ 12,891	$ 12,036	$ 12,996	$ 12,728	$ 13,487	$ 13,544	$ 12,960	$ 12,771	$ 12,487	$ 11,996	$ 11,865	$ 11,591	$ 12,032	$ 11,860	$ 11,978	$ 11,600	$ 11,466	$ 11,251	$ 11,251	$ 11,158	$ 11,048	$ 11,004	$ 10,798	$ 10,702	$ 10,461	$ 10,409	$ 10,096	$ 9,594		$ 9,789
C000153271
Account Value [Line Items]
Accumulated Value	35,926	35,744	36,046	33,908	31,115	32,498	32,741	32,631	32,616	32,834	32,367	31,208	30,607	29,945	28,525	26,871	26,931	28,710	28,993	28,018	28,941	27,042	27,216	26,633	26,054	25,686	24,930	23,670	24,770	23,854	22,527	22,113	21,012	19,279	19,769	20,626	20,946	20,262	18,957	18,914	18,770	18,318	18,706	17,580	18,623	17,626	16,254	17,851	18,521	16,920	18,458	18,387	19,770	19,094	19,413	20,628	19,404	19,721	18,600	19,733	19,209	18,853	18,694	18,496	17,833	16,986	16,557	16,521	15,811	14,351	14,504	14,874	14,174	13,530		13,479	12,799	11,460	13,467	14,669		14,850	14,545	14,057	13,684	13,337	13,695	13,537	12,539	13,570	13,162	13,160	12,805	11,765	13,015	12,907	13,948	14,043	13,642	13,208	13,298	13,030	12,973	13,062	13,575	13,042	13,056	12,579	12,224	11,860	11,876	11,661	11,596	11,390	11,301	11,372	10,977	10,756	10,529	9,919	$ 10,103		$ 10,060
C000153272
Account Value [Line Items]
Accumulated Value	31,083	32,136	30,833	29,603	27,150	28,383	27,921	26,845	26,923	26,572	26,582	26,031	24,703	24,220	23,145	21,732	22,120	23,600	24,951	23,957	25,968	23,259	23,443	22,953	23,080	21,507	21,884	20,905	22,322	21,395	20,163	20,544	18,489	16,981	18,088	19,050	19,695	18,677	17,122	17,479	17,759	18,527	18,787	17,164	18,272	17,350	15,381	17,096	17,706	16,065	17,941	17,377	18,642	18,484	18,193	19,506	18,649	19,111	18,212	18,927	18,487	18,538	18,317	18,138	17,702	16,890	15,950	15,413	14,402	12,726	12,468	12,815	12,481	11,917		11,712	11,116	9,900	12,451	13,845		14,240	14,005	13,503	13,157	12,862	13,477	13,237	12,434	13,624	13,132	13,499	12,927	11,688	13,136	12,917	14,171	14,582	13,959	13,601	13,534	12,629	12,704	12,531	13,110	12,728	12,881	12,527	12,285	11,577	11,757	11,631	11,307	11,586	11,423	11,419	11,329	11,358	10,940	9,854	10,145		10,064
C000216288
Account Value [Line Items]
Accumulated Value	28,659	29,385	30,003	26,050	22,699	23,446	24,466	24,890	25,048	25,948	24,642	23,753	23,566	23,383	21,880	20,549	19,956	21,745	22,448	21,669	22,352	20,925	20,867	20,465	19,936	20,442	19,232	18,262	19,442	19,227	18,208	17,411	16,440	14,436	14,831	15,730	15,970	15,349	14,518	13,272	13,457	12,263	12,440	11,061	11,935	11,359	10,545	11,820	12,449	11,343	12,401	12,671	14,675	14,396	15,118	16,844	17,179	17,279	16,507	17,394	16,535	16,081	14,907	15,043	14,184	14,292	14,147	14,083	13,575	12,275	12,815	13,396	12,273	11,626		11,132	10,305	8,984	9,683		$ 10,087
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,252	10,379	10,352	10,316	10,284	10,472	10,315	10,299	10,306	10,245	10,177	10,071	9,951	9,965	9,813	9,863	9,828	9,830	9,631	9,573	9,720	9,619	9,842	9,709	9,568	9,356	9,271	9,120	9,338	9,247	9,360	9,382	9,039	8,650	8,782	8,996	9,051	9,042	9,056	9,151	9,095	8,887	9,111	8,837	8,867	8,548	8,643	9,032	9,273	9,046	9,230	9,180	9,535	9,798	9,934	10,156	10,163	10,151	10,159	10,247	10,253	10,151	10,078	10,040	9,956	10,073	10,205	10,269	10,234	10,102	10,139	10,157	10,216		10,039
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,252	10,379	10,352	10,316	10,284	10,472	10,315	10,299	10,306	10,245	10,177	10,071	9,951	9,965	9,813	9,863	9,828	9,830	9,631	9,573	9,720	9,619	9,842	9,709	9,568	9,356	9,271	9,120	9,338	9,247	9,360	9,382	9,039	8,650	8,782	8,996	9,051	9,042	9,056	9,151	9,095	8,887	9,111	8,837	8,867	8,548	8,643	9,032	9,273	9,046	9,230	9,180	9,535	9,798	9,934	10,156	10,163	10,151	10,159	10,247	10,253	10,151	10,078	10,040	9,956	10,073	10,205	10,269	10,234	10,102	10,139	10,157	10,216		10,039
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value	23,867	23,849	24,042	22,862	20,751	22,356	22,073	21,437	21,216	21,218	20,754	20,028	19,545	19,284	18,455	17,452	17,291	18,002	18,111	17,523	17,948	17,301	17,698	17,296	16,868	16,600	16,238	15,605	16,137	15,646	15,002	14,915	14,231	13,029	13,432	14,012	14,415	13,906	13,143	13,285	13,097	12,705	13,080	12,205	12,705	11,790	11,119	12,296	12,766	11,933	13,032	13,016	14,149	13,849	14,216	14,950	14,375	14,730	14,015	14,619	14,262	14,164	13,980	13,766	13,189	12,846	12,555	12,612	12,053	10,730	10,998	11,364	10,708		10,171
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value	23,867	23,849	24,042	22,862	20,751	22,356	22,073	21,437	21,216	21,218	20,754	20,028	19,545	19,284	18,455	17,452	17,291	18,002	18,111	17,523	17,948	17,301	17,698	17,296	16,868	16,600	16,238	15,605	16,137	15,646	15,002	14,915	14,231	13,029	13,432	14,012	14,415	13,906	13,143	13,285	13,097	12,705	13,080	12,205	12,705	11,790	11,119	12,296	12,766	11,933	13,032	13,016	14,149	13,849	14,216	14,950	14,375	14,730	14,015	14,619	14,262	14,164	13,980	13,766	13,189	12,846	12,555	12,612	12,053	10,730	10,998	11,364	10,708		10,171
MSCI USA Index
Account Value [Line Items]
Accumulated Value	40,284	40,307	40,670	38,635	34,965	36,767	37,093	36,620	36,616	36,605	35,756	34,490	33,826	33,069	31,451	29,544	29,696	31,542	32,047	31,100	31,912	30,032	30,256	29,618	28,921	28,562	27,576	26,319	27,452	26,606	25,251	24,864	23,745	21,699	22,210	23,303	23,702	22,914	21,481	21,342	21,075	20,352	20,850	19,563	20,785	19,712	18,262	20,129	20,950	19,163	20,892	20,938	23,025	22,243	22,914	24,290	23,366	23,604	22,065	23,158	22,494	21,975	21,380	21,277	20,179	19,447	18,953	19,130	18,372	16,467	16,907	17,562	16,336	15,420		15,076	14,331	12,665	14,505	15,792		15,762	15,313	14,758	14,443	14,191	14,442	14,222	13,289	14,186	13,639	13,391	12,958	11,973	13,158	12,907	13,870	13,807	13,364	12,901	12,814	12,509	12,459	12,770	13,257	12,537	12,403	12,037	11,767	11,532	11,494	11,265	11,195	11,044	10,926	10,910	10,498	10,285	10,096	9,744		9,933
S&P Total Market Index
Account Value [Line Items]
Accumulated Value	38,766	38,976	39,117	37,194	33,682	35,431	35,626	35,079	35,081	35,026	34,273	33,129	32,393	31,670	30,127	28,313	28,509	30,304	30,887	29,968	30,900	28,970	29,178	28,590	27,990	27,485	26,657	25,449	26,623	25,789	24,460	24,193	22,964	20,994	21,575	22,660	23,113	22,309	20,878	20,788	20,582	20,054	20,530	19,191	20,390	19,368	17,906	19,747	20,522	18,763	20,485	20,526	22,561	21,853	22,417	23,849	22,976	23,319	21,852	22,891	22,254	21,878	21,337	21,241	20,203	19,524	18,918	18,979	18,164	16,186	16,538	17,170	16,019	15,162		14,821	14,066	12,419	14,408	15,693		15,712	15,273	14,716	14,410	14,166	14,457	14,248	13,315	14,234	13,689	13,495	13,037	12,003	13,238	12,978	14,016	13,994	13,524	13,086	13,000	12,643	12,598	12,853	13,347	12,675	12,548	12,179	11,920	11,636	11,615	11,399	11,296	11,182	11,067	11,058	10,664	10,461	10,261	9,825	10,045		10,027
S&P Total Market Index
Account Value [Line Items]
Accumulated Value	38,766	38,976	39,117	37,194	33,682	35,431	35,626	35,079	35,081	35,026	34,273	33,129	32,393	31,670	30,127	28,313	28,509	30,304	30,887	29,968	30,900	28,970	29,178	28,590	27,990	27,485	26,657	25,449	26,623	25,789	24,460	24,193	22,964	20,994	21,575	22,660	23,113	22,309	20,878	20,788	20,582	20,054	20,530	19,191	20,390	19,368	17,906	19,747	20,522	18,763	20,485	20,526	22,561	21,853	22,417	23,849	22,976	23,319	21,852	22,891	22,254	21,878	21,337	21,241	20,203	19,524	18,918	18,979	18,164	16,186	16,538	17,170	16,019	15,162		14,821	14,066	12,419	14,408	15,693		15,712	15,273	14,716	14,410	14,166	14,457	14,248	13,315	14,234	13,689	13,495	13,037	12,003	13,238	12,978	14,016	13,994	13,524	13,086	13,000	12,643	12,598	12,853	13,347	12,675	12,548	12,179	11,920	11,636	11,615	11,399	11,296	11,182	11,067	11,058	10,664	10,461	10,261	9,825	10,045		10,027
ICE U.S. 3000 Index
Account Value [Line Items]
Accumulated Value	24,585	24,694	24,783	23,559	21,342	22,449	22,573	22,212	22,225	22,163	21,678	20,951	20,482	20,025	19,050	17,907	18,032	19,159	19,540	18,946	19,536	18,323	18,467	18,097	17,721	17,401	16,866	16,102	16,838	16,312	15,484	15,319	14,544	13,299	13,660	14,345	14,633	14,125	13,221	13,165	13,033	12,696	13,004	12,162	12,921	12,293	11,361	12,530	13,009	11,893	12,977	13,009	14,305	13,856	14,213	15,121	14,557	14,774	13,846	14,495	14,093	13,849	13,500	13,444	12,781	12,347	11,971	12,018	11,496	10,248	10,472	10,869	10,135	9,593		9,369	8,892	7,851	9,106		9,921
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value	23,867	23,849	24,042	22,862	20,751	22,356	22,073	21,437	21,216	21,218	20,754	20,028	19,545	19,284	18,455	17,452	17,291	18,002	18,111	17,523	17,948	17,301	17,698	17,296	16,868	16,600	16,238	15,605	16,137	15,646	15,002	14,915	14,231	13,029	13,432	14,012	14,415	13,906	13,143	13,285	13,097	12,705	13,080	12,205	12,705	11,790	11,119	12,296	12,766	11,933	13,032	13,016	14,149	13,849	14,216	14,950	14,375	14,730	14,015	14,619	14,262	14,164	13,980	13,766	13,189	12,846	12,555	12,612	12,053	10,730	10,998	11,364	10,708		10,171
BlackRock ESG Aware Conservative Allocation Index
Account Value [Line Items]
Accumulated Value	12,985	13,124	13,098	12,878	12,497	12,902	12,718	12,590	12,589	12,537	12,387	12,152	11,950	11,931	11,634	11,480	11,449	11,582	11,442	11,288	11,528	11,292	11,579	11,391	11,202	10,952	10,819	10,548	10,864	10,692	10,645	10,663	10,238	9,670	9,864	10,189	10,326	10,211	10,068	10,180	10,106	9,836	10,124	9,671	9,884	9,388	9,313	9,881	10,228	9,837	10,206	10,136	10,698	10,849	11,040	11,414	11,275	11,347	11,163	11,390	11,316	11,212	11,103	11,033	10,861	10,816	10,842	10,889	10,722	10,269	10,375	10,500	10,351		10,092
MSCI All Country World Index (Net)
Account Value [Line Items]
Accumulated Value	23,867	23,849	24,042	22,862	20,751	22,356	22,073	21,437	21,216	21,218	20,754	20,028	19,545	19,284	18,455	17,452	17,291	18,002	18,111	17,523	17,948	17,301	17,698	17,296	16,868	16,600	16,238	15,605	16,137	15,646	15,002	14,915	14,231	13,029	13,432	14,012	14,415	13,906	13,143	13,285	13,097	12,705	13,080	12,205	12,705	11,790	11,119	12,296	12,766	11,933	13,032	13,016	14,149	13,849	14,216	14,950	14,375	14,730	14,015	14,619	14,262	14,164	13,980	13,766	13,189	12,846	12,555	12,612	12,053	10,730	10,998	11,364	10,708		10,171
BlackRock ESG Aware Moderate Allocation Index
Account Value [Line Items]
Accumulated Value	14,199	14,341	14,315	14,010	13,471	13,971	13,781	13,604	13,589	13,542	13,356	13,070	12,833	12,796	12,435	12,193	12,159	12,352	12,241	12,046	12,317	12,026	12,329	12,117	11,906	11,646	11,490	11,171	11,520	11,311	11,194	11,210	10,749	10,108	10,326	10,688	10,857	10,698	10,482	10,597	10,513	10,231	10,536	10,022	10,283	9,728	9,577	10,221	10,593	10,142	10,592	10,526	11,159	11,265	11,487	11,905	11,719	11,828	11,578	11,850	11,742	11,641	11,521	11,434	11,213	11,124	11,105	11,143	10,920	10,349	10,471	10,630	10,406		10,105
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,252	10,379	10,352	10,316	10,284	10,472	10,315	10,299	10,306	10,245	10,177	10,071	9,951	9,965	9,813	9,863	9,828	9,830	9,631	9,573	9,720	9,619	9,842	9,709	9,568	9,356	9,271	9,120	9,338	9,247	9,360	9,382	9,039	8,650	8,782	8,996	9,051	9,042	9,056	9,151	9,095	8,887	9,111	8,837	8,867	8,548	8,643	9,032	9,273	9,046	9,230	9,180	9,535	9,798	9,934	10,156	10,163	10,151	10,159	10,247	10,253	10,151	10,078	10,040	9,956	10,073	10,205	10,269	10,234	10,102	10,139	10,157	10,216		10,039
BlackRock ESG Aware Balanced Allocation Index
Account Value [Line Items]
Accumulated Value	16,905	17,049	17,023	16,510	15,588	16,317	16,113	15,822	15,772	15,737	15,470	15,067	14,751	14,668	14,162	13,713	13,675	14,009	13,967	13,678	14,021	13,600	13,935	13,671	13,411	13,129	12,922	12,495	12,916	12,623	12,351	12,361	11,821	11,019	11,288	11,732	11,974	11,713	11,335	11,456	11,352	11,045	11,386	10,741	11,105	10,423	10,102	10,911	11,335	10,754	11,385	11,325	12,116	12,119	12,410	12,926	12,634	12,825	12,428	12,801	12,617	12,525	12,380	12,254	11,932	11,753	11,639	11,659	11,320	10,504	10,656	10,884	10,512		10,131
Bloomberg U.S. Universal Index
Account Value [Line Items]
Accumulated Value	10,252	10,379	10,352	10,316	10,284	10,472	10,315	10,299	10,306	10,245	10,177	10,071	9,951	9,965	9,813	9,863	9,828	9,830	9,631	9,573	9,720	9,619	9,842	9,709	9,568	9,356	9,271	9,120	9,338	9,247	9,360	9,382	9,039	8,650	8,782	8,996	9,051	9,042	9,056	9,151	9,095	8,887	9,111	8,837	8,867	8,548	8,643	9,032	9,273	9,046	9,230	9,180	9,535	9,798	9,934	10,156	10,163	10,151	10,159	10,247	10,253	10,151	10,078	10,040	9,956	10,073	10,205	10,269	10,234	10,102	10,139	10,157	10,216		10,039
BlackRock ESG Aware Aggressive Allocation Index
Account Value [Line Items]
Accumulated Value	20,016	20,159	20,133	19,354	17,949	18,961	18,745	18,308	18,214	18,196	17,833	17,290	16,881	16,743	16,065	15,366	15,323	15,830	15,877	15,475	15,902	15,325	15,694	15,369	15,054	14,748	14,482	13,926	14,429	14,039	13,585	13,590	12,961	11,978	12,303	12,838	13,162	12,785	12,222	12,350	12,223	11,890	12,269	11,480	11,959	11,138	10,620	11,614	12,096	11,367	12,203	12,151	13,120	13,002	13,372	13,998	13,585	13,870	13,308	13,794	13,523	13,441	13,270	13,100	12,673	12,399	12,186	12,186	11,726	10,654	10,835	11,128	10,614		$ 10,157
MSCI USA Small Cap Minimum Volatility Index
Account Value [Line Items]
Accumulated Value	22,453	22,005	21,085	21,423	20,763	21,809	20,890	20,502	20,504	19,771	20,292	20,217	19,438	19,686	19,595	19,214	19,342	19,496	19,607	19,248	20,466	18,842	18,819	18,596	18,321	17,088	17,130	16,493	17,113	16,610	16,100	16,227	15,451	14,689	14,952	15,463	15,839	15,434	14,855	15,498	15,581	15,951	16,113	15,461	16,083	15,365	14,141	15,291	15,859	15,061	15,484	15,545	16,365	15,899	16,024	17,142	16,228	16,657	16,234	16,839	16,520	16,550	16,437	16,555	15,987	15,525	14,982	14,660	13,863	12,699	12,578	13,154	12,828	12,418		12,454	11,997	11,051	13,736	15,017		15,088	14,873	14,612	14,461	14,335	14,338	14,017	13,420	13,809	13,484	13,395	12,959	12,095	13,059	12,783	13,549	13,602	13,014	12,818	12,529	12,036	11,900	11,622	12,063	11,889	12,006	11,622	11,488	11,271	11,269	11,174	11,060	11,020	10,811	10,713	10,468	10,418	10,098	9,585		$ 9,786
STOXX U.S. Equity Factor Index (Spliced)
Account Value [Line Items]
Accumulated Value	36,444	36,247	36,552	34,383	31,549	32,948	33,200	33,075	33,054	33,278	32,801	31,621	31,008	30,338	28,894	27,220	27,280	29,082	29,367	28,376	29,310	27,385	27,558	26,965	26,376	26,001	25,235	23,956	25,068	24,139	22,794	22,374	21,258	19,503	19,997	20,862	21,182	20,489	19,169	19,123	18,977	18,519	18,912	17,773	18,826	17,818	16,430	18,043	18,720	17,100	18,660	18,586	19,983	19,297	19,618	20,840	19,600	19,916	18,782	19,927	19,395	19,031	18,866	18,659	17,988	17,131	16,695	16,654	15,934	14,462	14,614	14,985	14,278	13,627		13,575	12,887	11,539	13,560	14,767		14,947	14,635	14,142	13,765	13,413	13,772	13,611	12,599	13,634	13,222	13,216	12,858	11,809	13,065	12,956	14,000	14,092	13,684	13,250	13,336	13,065	13,011	13,096	13,608	13,073	13,081	12,602	12,245	11,876	11,895	11,677	11,607	11,400	11,313	11,380	10,984	10,759	10,535	9,923	10,108		10,061
STOXX U.S. Small-Cap Equity Factor Index (Spliced)
Account Value [Line Items]
Accumulated Value	31,913	33,000	31,657	30,391	27,870	29,131	28,658	27,550	27,627	27,264	27,270	26,702	25,342	24,844	23,738	22,285	22,681	24,195	25,578	24,557	26,615	23,834	24,019	23,513	23,640	22,025	22,410	21,404	22,851	21,920	20,653	21,040	18,934	17,391	18,522	19,505	20,164	19,121	17,529	17,898	18,184	18,964	19,225	17,562	18,692	17,743	15,724	17,471	18,093	16,414	18,327	17,745	19,032	18,866	18,565	19,896	19,018	19,482	18,562	19,286	18,832	18,879	18,649	18,459	18,010	17,179	16,218	15,666	14,634	12,930	12,664	13,011	12,669	12,093		11,871	11,263	10,029	12,618	$ 14,021		$ 14,414	$ 14,175	$ 13,661	$ 13,307	$ 13,007	$ 13,628	$ 13,380	$ 12,564	$ 13,764	$ 13,264	$ 13,630	$ 13,049	$ 11,794	$ 13,259	$ 13,033	$ 14,297	$ 14,707	$ 14,067	$ 13,695	$ 13,624	$ 12,716	$ 12,789	$ 12,617	$ 13,204	$ 12,820	$ 12,969	$ 12,607	$ 12,363	$ 11,649	$ 11,825	$ 11,682	$ 11,361	$ 11,639	$ 11,471	$ 11,470	$ 11,371	$ 11,394	$ 10,954	$ 9,858	$ 10,152		$ 10,069
NYSE FactSet U.S. Tech Breakthrough Index
Account Value [Line Items]
Accumulated Value	$ 29,126	$ 29,855	$ 30,476	$ 26,451	$ 23,042	$ 23,795	$ 24,826	$ 25,250	$ 25,404	$ 26,311	$ 24,980	$ 24,073	$ 23,881	$ 23,690	$ 22,162	$ 20,808	$ 20,202	$ 22,008	$ 22,715	$ 21,921	$ 22,606	$ 21,157	$ 21,093	$ 20,682	$ 20,143	$ 20,652	$ 19,423	$ 18,438	$ 19,625	$ 19,404	$ 18,371	$ 17,562	$ 16,577	$ 14,607	$ 15,003	$ 15,909	$ 16,147	$ 15,516	$ 14,672	$ 13,409	$ 13,593	$ 12,383	$ 12,560	$ 11,165	$ 12,044	$ 11,458	$ 10,634	$ 11,919	$ 12,550	$ 11,432	$ 12,495	$ 12,765	$ 14,781	$ 14,496	$ 15,222	$ 16,956	$ 17,291	$ 17,381	$ 16,603	$ 17,490	$ 16,622	$ 16,159	$ 14,974	$ 15,110	$ 14,241	$ 14,346	$ 14,197	$ 14,131	$ 13,619	$ 12,310	$ 12,848	$ 13,427	$ 12,299	$ 11,645		$ 11,146	$ 10,317	$ 8,989	$ 9,689		$ 10,089